Capital disclosures	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures
Capital disclosures:
The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern, to provide financial capacity and flexibility to meet its strategic objectives, to provide an adequate return to shareholders commensurate with the level of risk and to return excess cash through a combination of dividends and share repurchases.

As at	Dec 31 2019	Dec 31 2018
Liquidity:
Cash and cash equivalents	$416,763	$256,077
Undrawn credit facilities	300,000	300,000
Undrawn construction facilities	800,000	—
Total liquidity	$1,516,763	$556,077
Capitalization:
Unsecured notes, including current portion	$1,535,662	$1,189,976
Egypt limited recourse debt facilities, including current portion	75,165	101,226
Other limited recourse debt facilities, including current portion	158,026	167,084
Total debt	1,768,853	1,458,286
Non-controlling interests	298,675	296,628
Shareholders’ equity	1,331,685	1,511,213
Total capitalization	$3,399,213	$3,266,127
Total debt to capitalization[1]	52%	45%
Net debt to capitalization[2]	45%	40%

[1]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.

[2]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.

The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
During 2019, Company renewed its $300 million committed revolving credit facility, and also secured an $800 million non-revolving construction facility for the Geismar 3 project. As at December 31, 2019 both credit facilities are undrawn, are with a syndicate of highly rated financial institutions, and expire in July 2024. The credit facilities are subject to certain financial covenants (note 8).